Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Details of the Purchase Price Allocation by Year of Acquisition	Details of our final purchase price allocation for these acquisitions are as follows:

	Atrenne	Impakt
Current assets (1), net of cash acquired ($1.1 for Atrenne and $5.9 for Impakt)	$31.5	$49.2
Property, plant and equipment and other long-term assets	7.8	20.6
Customer intangible assets and computer software assets	51.0	219.3
Goodwill (2)	62.6	112.6
Current liabilities	(8.5)	(25.8)
Deferred income taxes and other-long-term liabilities	(4.1)	(51.8)
	$140.3	$324.1
(1) In connection with our purchase of Atrenne in the second quarter of 2018, we recorded a $1.6 fair value adjustment to write up the value of the acquired inventory as of the acquisition date, representing the difference between the inventory's cost and its fair value, and recognized the full $1.6 adjustment through cost of sales, as all such acquired inventory was sold during that quarter.
(2) The goodwill from these acquisitions (each attributable to our ATS segment) arose primarily from the specific knowledge and capabilities of the acquired workforce and expected synergies from the combinations of our operations and was not tax deductible.